Operating Leases (Tables)	12 Months Ended
Jun. 30, 2015
Leases [Abstract]
Future Minimum Rental Payments

Future minimum rental payments at June 30, 2015 under non-cancelable operating leases with initial terms of one year or more for the next five years and thereafter are as follows:

For the Year Ending June 30,	Amount
2016	$13,399
2017	10,427
2018	7,540
2019	5,326
2020	4,075
Thereafter	13,621

Total	$54,388